RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

12.RELATED PARTY TRANSACTIONS

During the three months ended March 31, 2020, the Company maintained two separate consulting agreements with the Company's Chief Strategy and Innovation Officer (the "CSIO"), and the Chief Financial Officer and Chief Operating Officer (the "CFO and COO").

Beginning in the year ended December 31, 2014, the Company entered into its first consulting agreement with the CSIO. Pursuant to the amended agreement dated July 20, 2018, the CSIO is entitled to a consulting fee of $400 per hour, provided that he is limited to nineteen (19) hours per month unless he obtains approval from the Company's Chief Executive Officer. The consulting agreement indicates that the CSIO will provide a leadership role for the Company's business development strategies. The consulting fees paid to the CSIO totaled $0 and $319,300 in the three months ended March 31, 2021 and 2020, respectively.

Beginning in the year ended December 31, 2018, the Company entered into its first consulting agreement with the CFO and COO. Initially, his title was "Consultant", and the Company changed his title to CFO and COO on October 25, 2019. The CFO and COO was elected as a director of the Company on January 17, 2020. Pursuant to the agreement on April 18, 2018 and amended on September 4, 2019, the CFO and COO is entitled to a consulting fee of $2,500 per month amended to $10,000 per month. The consulting fees paid to the CFO and COO totaled $0 and $30,000 in the three months ended March 31, 2021 and 2020, respectively.

After the Company completed the IPO on October 15, 2020, the CFO and COO and the CSIO became full time employees.

13.RELATED PARTY TRANSACTIONS

During the year ended December 31, 2020, the Company maintained two separate consulting agreements with the Company’s CSIO and the Company’s CFO and COO. Those consulting agreements were terminated after the completion of the IPO in October 2020.

Beginning in the year ended December 31, 2014, the Company entered into its first consulting agreement with the CSIO. Pursuant to the amended agreement dated July 20, 2018, the CSIO was entitled to a consulting fee of $400 per hour, provided that he is limited to nineteen (19) hours per month unless he obtains approval from the Company’s Chief Executive Officer. The consulting agreement indicates that the CSIO will provide a leadership role for the Company’s business development strategies. The consulting fees paid to the CSIO totaled $579,700 and $207,800 in the years ended December 31, 2020 and 2019, respectively. In addition, the Company issued the CSIO 320,000 shares of common stock on June 19, 2020 in exchange for services rendered and no cash considerations. See Note 10.

Beginning in the year ended December 31, 2018, the Company entered into its first consulting agreement with the CFO and COO. Initially, his title was "Consultant", and the Company changed his title to CFO and COO on October 25, 2019. The CFO and COO was elected as a director of the Company on January 17, 2020. Pursuant to the agreement on April 18, 2018 and amended on September 4, 2019, the CFO and COO is entitled to a consulting fee of $2,500 per month amended to $10,000 per month plus discretionary bonuses approved by management. The consulting fees paid to the CFO and COO totaled $140,000 and $67,500 in the years ended December 31, 2020 and 2019, respectively. In addition, the Company issued the CFO and COO 402,000 shares of common stock on June 19, 2020 in exchange for services rendered and no cash considerations. See Note 10.

On June 8, 2020, the Company issued the Chief Medical Officer and another employee 3,106 and 430 shares of common stock, respectively. The shares were issued in exchange for services rendered and no cash considerations. See Note 10.